Investment Objectives and Goals - Equity Partners ETF	Sep. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Equity Partners ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Equity Partners ETF (the “Fund”) is to seek long-term capital appreciation.